Related Party Transactions - Schedule of Principal Related Parties (Details)	12 Months Ended
Jun. 30, 2024
Mr. Zhan Jie [Member]
Schedule of Principal Related Parties [Line Items]
Relationship	Principal shareholder
Mrs. Zhang Pinting [Member]
Schedule of Principal Related Parties [Line Items]
Relationship	Principal shareholder
Mr. Wen Haoxiang [Member]
Schedule of Principal Related Parties [Line Items]
Relationship	Principal shareholder